Share capital, stock options and other stock-based plans Aggregate intrinsic values (Details) - Share units - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	CAD 10,130	CAD 26,849
Exercisable	2,874	3,198
Exercised	CAD 1,285	CAD 1,599